Carillon Scout Mid Cap Fund
SUMMARY OF CARILLON SCOUT MID CAP FUND | 3.1.2018
Investment objective
The Carillon Scout Mid Cap Fund ("Mid Cap Fund" or the "fund") seeks long-term growth of capital.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 91 of the fund’s Prospectus and on page 43 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon Scout Mid Cap Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Scout Mid Cap Fund	Class A		Class C		Class I	Class Y		Class R-3		Class R-5		Class R-6
Management Fees	0.77%		0.77%		0.77%	0.77%		0.77%		0.77%		0.77%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none	0.25%		0.50%		none		none
Other Expenses	0.31%	[1]	0.31%	[1]	0.25%	0.31%	[1]	0.31%	[1]	0.26%	[1]	0.16%	[1]
Total Annual Fund Operating Expenses	1.33%		2.08%		1.03%	1.33%		1.58%		1.03%		0.93%
[1]	Other expenses are estimated for the current fiscal year.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Scout Mid Cap Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	604	876	1,169	2,000
Class C	311	652	1,119	2,410
Class I	105	328	569	1,259
Class Y	135	421	729	1,601
Class R-3	161	499	860	1,878
Class R-5	105	328	569	1,259
Class R-6	95	296	515	1,143

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the period July 1, 2017 to October 31, 2017, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal investment strategies
The fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the fund’s net assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the fund’s Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. The fund’s portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations greater than $1 billion and equal to or less than the largest company in the Russell Midcap® Index during the most recent 12-month period (approximately $85.0 billion during the 12-month period ended December 31, 2017). The fund maintains a portfolio of investments diversified across companies and economic sectors.

The equity securities in which the fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”).

The fund normally invests in a diversified portfolio of equity securities.  The portfolio management team seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the portfolio management team may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). At times, the fund may hold securities of small capitalization companies.

The fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Equity securities are subject to stock market risk.
  Common stock .  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock .  Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities .  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Convertible securities also are sensitive to movements in interest rates;

  Depositary receipts .  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;

  REITs .  Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values;

  Rights and warrants .  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction costs;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Class A, Class C, Class Y, Class R-3, Class R-5 and Class R-6 shares commenced operations on November 20, 2017. Historical performance shown for those share classes prior to that date reflects the performance of Class I shares, which, with respect to Class A shares, has been adjusted to reflect the sales load applicable to Class A shares. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	23.59%	June 30, 2009
Worst Quarter	(22.07)%	September 30, 2008

Average annual total returns (for the periods ended December 31, 2017): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Scout Mid Cap Fund	Inception Date	1-yr	5-yr	10-yr
Class I	Oct. 31, 2006	24.02%	16.35%	11.13%
Class I | After Taxes on Distributions	Oct. 31, 2006	21.44%	13.87%	9.65%
Class I | After Taxes on Distributions and Sale of Fund Shares	Oct. 31, 2006	15.18%	12.51%	8.78%
Class A	Nov. 20, 2017	17.83%	14.90%	10.27%
Class C	Nov. 20, 2017	21.82%	15.16%	9.98%
Class Y	Nov. 20, 2017	23.71%	16.02%	10.80%
Class R-3	Nov. 20, 2017	23.37%	15.72%	10.52%
Class R-5	Nov. 20, 2017	24.04%	16.36%	11.13%
Class R-6	Nov. 20, 2017	24.15%	16.47%	11.24%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)		18.52%	14.96%	9.11%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.